Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	$ 3,232	¥ 23,339	¥ 92,713
Restricted cash	82	594	618
Accounts receivable, net	289	2,089	790
Inventory, net	15,303	110,494	110,893
Loans recognized as a result of payments under guarantees, net of provision for credit losses of RMB10,337 and RMB7,995 as of March 31, 2023 and 2024, respectively
Other receivables, net of provision for credit losses of RMB26,541 and RMB22,739 as of March 31, 2023 and 2024, respectively	2,504	18,080	15,345
Prepaid expenses and other current assets	9,942	71,787	61,390
Total current assets	31,352	226,383	281,749
Non-current assets:
Property, equipment and software, net	10,283	74,243	63,725
Long-term investments	38,683	279,300	288,712
Finance lease right-of-use assets, net	185,524	1,339,537
Operating lease right-of-use assets, net	23,326	168,418	84,461
Other non-current assets	37	268
Total non-current assets	257,853	1,861,766	436,898
Total assets	289,205	2,088,149	718,647
Current liabilities
Accounts payable	11,182	80,745	80,668
Other payables and other current liabilities	51,355	370,802	336,835
Current portion of finance lease liabilities	7,086	51,160
Current portion of operating lease liabilities	1,705	12,310	7,667
Warrant liabilities			8
Current portion of long-term debt and borrowing	40,435	291,950	158,736
Total current liabilities	122,591	885,148	603,914
Non-current liabilities
Consideration payable to WeBank			58,559
Finance lease liabilities	164,986	1,191,246
Operating lease liabilities	21,446	154,846	77,462
Long-term borrowing			291,950
Long-term debt			264,560
Total non-current liabilities	186,432	1,346,092	692,531
Total liabilities	309,023	2,231,240	1,296,445
Commitments
Mezzanine equity
Redeemable non-controlling interests	20,774	149,991
Senior convertible preferred shares (US$0.0001 par value, 1,720,000,000 and 9,900,000,000 shares authorized as of March 31, 2023 and 2024, respectively; 1,151,221,338 and nil shares issued and outstanding as of March 31, 2023 and 2024, respectively)			1,245,721
Subscription receivable from preferred shareholders			(550,074)
Total Mezzanine equity	20,774	149,991	695,647
Shareholders’ deficit
Ordinary shares (US$0.0001 par value, 8,280,000,000 and 190,100,000,000 shares authorized as of March 31, 2023 and 2024, respectively; 1,370,016,554 Class A ordinary shares and 56,340,671,538 Class A ordinary shares issued and outstanding as of March 31, 2023 and 2024, respectively; 40,809,861 Class B ordinary shares issued and outstanding as of March 31, 2023 and 2024)	5,513	39,806	806
Additional paid-in capital	2,621,613	18,928,837	15,451,803
Subscription receivable from shareholders	(14,941)	(107,879)
Accumulated other comprehensive income	31,175	225,090	220,185
Accumulated deficit	(2,683,920)	(19,378,705)	(16,946,064)
Total Uxin Limited shareholders' deficit	(40,560)	(292,851)	(1,273,270)
Non-controlling interests	(32)	(231)	(175)
Total shareholders' deficit	(40,592)	(293,082)	(1,273,445)
Total liabilities, mezzanine equity and shareholders' deficit	289,205	2,088,149	718,647
Third Parties [Member]
Current liabilities
Short-term borrowing	9,859	71,181	20,000
Related Party [Member]
Current liabilities
Short-term borrowing	$ 969	¥ 7,000